Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31, 2021	December 31, 2020
Prepaid expenses	$93,819	$39,897
Government institutions	100,141	70,880
Derivative instruments	55,048	14,676
Right to use land and buildings	6,225	6,021
Other	23,995	24,856
Total	$279,228	$156,330